JPMorgan Investor Conservative Growth Fund Expense Example - A C I Shares [Member] - JPMorgan Investor Conservative Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 541
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	1,542
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,577
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847